Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jan. 03, 2024
Commitments and Contingencies [Line Items]
Deferred underwriting commission per unit, shares	$ 0.35	$ 0.35
Deferred underwriting commissions noncurrent	$ 26,250,000	$ 26,250,000
Deferred underwriting fee						$ 26,250,000
Deferred underwriting fee waivable						26,250,000
Temporary equity offering cost	$ 17,325,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Commitments and Contingencies [Line Items]
Redeemable Non controlling Interest			$ 343,600,000
Multiemployer Plan, Employee Increase (Decrease), Percentage			80.00%
Percentage Of Motion Picture Industry Pension Plan			69.80%
Percentage Of Screen Actors Guild Producers Pension Plan			78.95%
Multiemployer Plan, Pension, Significant, Employer Contribution, Cost			$ 87,000,000	$ 90,400,000	$ 62,900,000
Litigation Settlement, Amount Awarded from Other Party				$ 22,700,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Deferred fee payable						26,250,000
Deferred underwriting fee						$ 26,250,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Over allotment option period	45 days	45 days
Stock issued during period shares	11,250,000	11,250,000